UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2003

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
				[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:		One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 April 29, 2003

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$288,653,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------"---------------"-------------"-----------"------------"-------	"---------	"------------"--------	"-------
AT&T WIRELESS	COM	00209A106	2191	332000	SH		SOLE		332000	0	0
ANTEON INTL CORPCOM	03674E108	4825	214906	SH		SOLE		214906	0	0
CHINA TELECOM CORP	SP ADR H	169426103	3249	181800	SH		SOLE		160400	0	20600
COACH INC	COM	189754104	2123	55382	SH		SOLE		55382	0	0
DEAN FOODS	COM	242370104	2691	62713	SH		SOLE		62713	0	0
GTECH HOLDINGS	COM	400518106	2751	84232	SH		SOLE		84232	0	0
GUCCI GROUP N V	COM NY	401566104	67698	710294	SH		SOLE		593811	0	116483
INCO LTD		COM  	453258402	493	26493	SH		SOLE		0	0	26493
INFOSYS TECH LTDSP ADR	456788108	15438	251639	SH		SOLE		228442	0	23197
INTL GAME TECH	COM	459902102	2168	26475	SH		SOLE		26475	0	0
IRON MOUNTAIN	COM	462846106	2199	57489	SH		SOLE		57489	0	0
JACOBS ENGINEER	COM	469814107	2212	52646	SH		SOLE		52646	0	0
KT CORP		SP ADR	48268K101	40534	2360751	SH		SOLE		2056939	0	303812
KOOKMIN BK 	SP ADR	50049M109	35896	1560676	SH		SOLE		1345447	0	215229
NEXTEL		COM	65332V103	2678	200000	SH		SOLE		200000	0	0
NOKIA CORP	SP ADR	654902204	4744	338600	SH		SOLE		302956	0	35644
PARTNER COMM CO LTD	ADR	70211M109	921	273148	SH		SOLE		241571	0	31577
PLACER DOME INC	COM	725906101	284	28963	SH		SOLE		0	0	28963
PROGRESSIVE	COM	743315103	2229	38587	SH		SOLE		37587	0	0
QUICKSILVER	COM	74838C106	2210	72183	SH		SOLE		72183	0	0
RYANAIR HLDGS PLC	SP ADR	783513104	547	13199	SH		SOLE		13199	0	0
SK TELECOM LTD	SP ADR	78440P108	25343	1860743	SH		SOLE		1564582	0	296161
ST JUDE MEDICAL 	COM	790849103	2689	55164	SH		SOLE		55164	0	0
STRYKER	COM	863667101	2645	38525	SH		SOLE		38525	0
TELEMEX		ADR	879403780	52554	1768297	SH		SOLE		1570504	0	197793
TURKCELL 	SP ADR	900111204	2953	236265	SH		SOLE		189277	0	46988
UGI CORP	COM	902681105	2224	48666	SH		SOLE		48666	0	0
ZIMMER HLDGS	COM	98956P102	2164	44497	SH		SOLE		44497	0	0